Goodwill and Other Intangible Assets - Expected Annual Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Disclosure - Goodwill and Other Intangible Assets - Expected Annual Amortization Expense [Abstract]
2014	$ 4,099
2015	3,699
2016	3,451
2017	3,334
2018	$ 3,219